Debt (Details) (USD $)	3 Months Ended	12 Months Ended																						12 Months Ended															12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 04, 2012	Mar. 27, 2012	May 31, 2011	Dec. 31, 2012 Senior Notes 1.750% Due 2017 [Domain]	Dec. 31, 2012 Senior Notes, 4.5%, Due 2042 [Member]	May 04, 2012 Senior Notes, 4.5%, Due 2042 [Member]	Dec. 31, 2011 Senior Notes, 5.75%, Due 2011 [Member]	Dec. 31, 2012 Senior Notes, 6.0%, Due 2016 [Member]	Dec. 31, 2011 Senior Notes, 6.0%, Due 2016 [Member]	Dec. 31, 2012 Senior Notes, 1.75%, Due 2017 [Member]	May 04, 2012 Senior Notes, 1.75%, Due 2017 [Member]	Dec. 31, 2011 Senior Notes, 1.75%, Due 2017 [Member]	Dec. 31, 2012 Senior Notes, 1.5%, Due 2017 [Member]	Nov. 07, 2012 Senior Notes, 1.5%, Due 2017 [Member]	Dec. 31, 2011 Senior Notes, 1.5%, Due 2017 [Member]	Dec. 31, 2012 Senior Notes, 6.5%, Due 2018 [Member]	Dec. 31, 2011 Senior Notes, 6.5%, Due 2018 [Member]	Dec. 31, 2012 Senior Notes, 3.95%, Due 2020 [Member]	Dec. 31, 2011 Senior Notes, 3.95%, Due 2020 [Member]	Dec. 31, 2012 Senior Notes, 4.125%, Due 2021 [Member]	Dec. 31, 2011 Senior Notes, 4.125%, Due 2021 [Member]	May 31, 2011 Senior Notes, 4.125%, Due 2021 [Member]	Dec. 31, 2012 Senior Notes, 2.75%, Due 2022 [Member]	Nov. 07, 2012 Senior Notes, 2.75%, Due 2022 [Member]	Dec. 31, 2011 Senior Notes, 2.75%, Due 2022 [Member]	Dec. 31, 2012 Senior Notes, 6.625%, Due 2036 [Member]	Dec. 31, 2011 Senior Notes, 6.625%, Due 2036 [Member]	Dec. 31, 2012 Senior Notes, 6.75%, Due 2037 [Member]	Dec. 31, 2011 Senior Notes, 6.75%, Due 2037 [Member]	Dec. 31, 2012 Senior Notes 4.5% Due 2042 [Domain]	Dec. 31, 2011 Senior Notes 4.5% Due 2042 [Domain]	Dec. 31, 2012 Senior Notes, 4.125%, Due 2042 [Member]	Nov. 07, 2012 Senior Notes, 4.125%, Due 2042 [Member]	Dec. 31, 2011 Senior Notes, 4.125%, Due 2042 [Member]	Dec. 31, 2012 Proposed Acquisition [Member]	Nov. 07, 2012 Proposed Acquisition [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		$ 200,000,000
Loss on early extinguishment of debt, net of tax		(55,200,000)	0	0
Range of facility fees under revolving credit agreement, minimum (in hundredths)		0.07%
Long-term debt		6,481,300,000	3,977,700,000									748,500,000	748,000,000	248,600,000		0	497,700,000		0	494,800,000	499,100,000	743,400,000	742,600,000	494,100,000	493,400,000		983,400,000		0	769,700,000	798,700,000	529,500,000	695,900,000	479,300,000	0	492,300,000		0
Stated interest rate (in hundredths)								1.75%	4.50%		5.75%	6.00%	6.00%	1.75%			1.50%			6.50%	6.50%	3.95%	3.95%	4.125%	4.125%	4.125%	2.75%			6.625%	6.625%	6.75%	6.75%			4.125%
Notional Amount of Interest Rate Derivatives					250,000,000
Interest paid		260,000,000	254,000,000	243,000,000
Interest Rate Cash Flow Hedges [Abstract]
Number of Interest Rate Derivatives Held		2	2
Number of Terminated Forward-Starting Interest Rate Swaps		2																																					16
Debt, Par Value										500,000,000					250,000,000			500,000,000								500,000,000		1,000,000,000									500,000,000
Aggregate Notional Value of Interest Rate Swaps		375,000,000					250,000,000																																	2,000,000,000
Unrealized Gain (Loss) on Derivatives		8,200,000
Paid to the swap counterparty		8,900,000
Income (loss) recorded on termination of interest rate swaps	(7,500,000)																							(9,000,000)															(4,800,000)
Range of facility fees under revolving credit agreement, maximum (in hundredths)		0.15%
Loss on early extinguishment of long-term debt		84,900,000	0	0
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,500,000,000				$ 1,500,000,000